Assets pledged, collateral received and assets transferred - Fair value at the balance sheet date of collateral accepted and re-pledged to others (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
38. Assets pledged, collateral received and assets transferred
Fair value of securities accepted as collateral	£ 656,598	£ 598,348
Of which fair value of securities re-pledged/transferred to others	£ 554,988	£ 528,957